Intangible Assets - Rollforward of Intangibles Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 426,579	$ 412,918
Ending balance	513,803	426,579
Gross Carrying Amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	527,072	493,098
Other Acquisitions - Internally developed	116,635	33,974
Acquisitions / Adjustment through Business Combinations	(3,240)
Ending balance	640,467	527,072
Accumulated Depreciation and Amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(100,493)	(80,180)
Amortization for the year	26,171	20,313
Ending balance	(126,664)	(100,493)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	311,274	308,034
Ending balance	308,033	311,274
Goodwill [member] | Gross Carrying Amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	314,421	311,181
Other Acquisitions - Internally developed	0	3,240
Acquisitions / Adjustment through Business Combinations	(3,240)
Ending balance	311,180	314,421
Goodwill [member] | Accumulated Depreciation and Amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(3,147)	(3,147)
Amortization for the year	0	0
Ending balance	(3,147)	(3,147)
Routes [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	36,503	38,707
Ending balance	34,299	36,503
Routes [member] | Gross Carrying Amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	52,481	52,481
Other Acquisitions - Internally developed	0	0
Acquisitions / Adjustment through Business Combinations	0
Ending balance	52,481	52,481
Routes [member] | Accumulated Depreciation and Amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(15,978)	(13,774)
Amortization for the year	2,204	2,204
Ending balance	(18,182)	(15,978)
Trademarks 1 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3,938	3,938
Ending balance	3,959	3,938
Trademarks 1 [member] | Gross Carrying Amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3,938	3,938
Other Acquisitions - Internally developed	21	0
Acquisitions / Adjustment through Business Combinations	0
Ending balance	3,959	3,938
Trademarks 1 [member] | Accumulated Depreciation and Amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	0	0
Amortization for the year	0	0
Ending balance	0	0
Computer Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	70,927	61,804
Ending balance	84,470	70,927
Computer Software [member] | Gross Carrying Amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	147,512	120,694
Other Acquisitions - Internally developed	23,888	26,818
Acquisitions / Adjustment through Business Combinations	0
Ending balance	171,400	147,512
Computer Software [member] | Accumulated Depreciation and Amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(76,585)	(58,890)
Amortization for the year	10,345	17,695
Ending balance	(86,930)	(76,585)
Other Intangible Assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3,938	435
Ending balance	83,042	3,938
Other Intangible Assets [member] | Gross Carrying Amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	8,720	4,804
Other Acquisitions - Internally developed	92,726	3,916
Acquisitions / Adjustment through Business Combinations	0
Ending balance	101,447	8,720
Other Intangible Assets [member] | Accumulated Depreciation and Amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(4,783)	(4,369)
Amortization for the year	13,622	414
Ending balance	$ (18,405)	$ (4,783)